Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Property and equipment, at cost	$ 371,504	$ 67,181	$ 67,181
Accumulated depreciation	(47,727)	(32,429)	(7,141)
Property and equipment, net of accumulated depreciation	$ 323,777	29,752	60,040	[1]
Building [Member]
Useful lives	50 years
Property and equipment, at cost	$ 205,944
Building Improvements [Member]
Useful lives	15 years
Property and equipment, at cost	$ 9,997
Leasehold Improvements [Member]
Property and equipment, at cost	$ 82,060	$ 3,355	3,355
Leasehold Improvements [Member] | Minimum [Member]
Useful lives	9 years	9 years
Leasehold Improvements [Member] | Maximum [Member]
Useful lives	10 years	10 years
Office Equipment [Member]
Property and equipment, at cost	$ 31,018	$ 21,341	21,341
Office Equipment [Member] | Minimum [Member]
Useful lives	2 years	3 years
Office Equipment [Member] | Maximum [Member]
Useful lives	7 years	5 years
Other Equipment [Member]
Useful lives	5 years	5 years
Property and equipment, at cost	$ 42,485	$ 42,485	$ 42,485

[1]	Financial information has been retrospectively adjusted for the acquisitions of Mimio and Genesis